Other equity reserves (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of reserves within equity [abstract]
Schedule of reserves within equity

	Translation £m	Cash flow hedge £m	Cost of hedging £m	FVOCI debt £m	Capital redemption £m	Merger £m	Total £m
At 1 April 2022	594	(85)	(29)	103	19	(5,165)	(4,563)
Exchange adjustments[1]	882	—	—	—	—	—	882
Exchange differences reclassified to the consolidated income statement on disposal	(170)	—	—	—	—	—	(170)
Net gains/(losses) taken to equity	—	142	(12)	(25)	—	—	105
Share of net gains of associates taken to equity	—	1	—	—	—	—	1
Transferred to profit or loss	—	(136)	—	—	—	—	(136)
Net gains in respect of cash flow hedging of capital expenditure	—	10	—	—	—	—	10
Tax	—	2	3	1	—	—	6
Cash flow hedges transferred to the statement of financial position, net of tax	—	5	—	—	—	—	5
At 1 April 2023	1,306	(61)	(38)	79	19	(5,165)	(3,860)
Exchange adjustments[1]	(335)	—	—	—	—	—	(335)
Net gains taken to equity	—	16	37	34	—	—	87
Transferred to profit or loss	—	224	(11)	—	—	—	213
Net losses in respect of cash flow hedging of capital expenditure	—	(37)	—	—	—	—	(37)
Tax	—	(50)	(6)	(4)	—	—	(60)
Cash flow hedges transferred to the statement of financial position, net of tax	—	2	—	—	—	—	2
At 1 April 2024	971	94	(18)	109	19	(5,165)	(3,990)
Exchange adjustments¹	(352)	—	—	—	—	—	(352)
Net gains/(losses) taken to equity	—	30	(46)	(12)	—	—	(28)
Transferred to profit or loss	—	188	(6)	—	—	—	182
Rights Issue²	—	—	—	—	—	6,704	6,704
Transfer to retained earnings	—	—	—	—	—	(6,704)	(6,704)
Net losses in respect of cash flow hedging of capital expenditure	—	(16)	—	—	—	—	(16)
Tax	—	(50)	13	3	—	—	(34)
Cash flow hedges transferred to the statement of financial position, net of tax	—	5	—	—	—	—	5
At 31 March 2025	619	251	(57)	100	19	(5,165)	(4,233)
1.The exchange adjustments recorded in the translation reserve comprise a loss of £408 million (2024: loss of £397 million; 2023: gain of £1,080 million) relating to the translation of foreign operations, offset by a gain of £56 million (2024: gain of £62 million; 2023: loss of £198 million) relating to borrowings, cross-currency swaps and foreign exchange forward contracts used to hedge the net investment in non sterling-denominated subsidiaries.
2.For details of the Rights Issue and subsequent transfer to retained earnings see note 27.